SEGMENT INFORMATION (Tables)	12 Months Ended
Mar. 31, 2014
SEGMENT INFORMATION
Schedule of components of net revenues
	Years ended March 31,
	2012	2013	2014

Medical examinations	$78,997	$116,449	$173,903
Disease screening	5,162	9,240	15,017
Other services	9,554	8,182	13,384
Total	$93,713	$133,871	$202,304